Revenue Recognition (Tables)	3 Months Ended
Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue disaggregated by type of customer
The following table summarizes the Company’s revenue disaggregated by type of customer (in thousands):

	Year Ended December 31,
	2020	2019	2018
Diagnostic test revenue:
Patients with third-party insurance	$138,153	$169,538	$112,542
Institutional customers	35,200	20,888	19,606
Self-pay patients	1,998	1,241	822
Total diagnostic test revenue	175,351	191,667	132,970
Other revenue	3,971	4,507	371
Total	$179,322	$196,174	$133,341
The following table summarizes the Company’s revenue disaggregated by type of customer (in thousands):

	Three months ended March 31,
(in thousands)	2021	2020
Diagnostic test revenue
Patients with third-party insurance	$46,197	$44,396
Institutional customers	15,664	1,144
Self-pay patients	899	530
Total diagnostic test revenue	62,760	46,070
Other revenue	1,591	585
Total	$64,351	$46,655

Contract assets and contract liabilities
A reconciliation of the beginning and ending balances of contract assets and contract liabilities is shown in the table below (in thousands):

	Contract Assets	Contract Liabilities
December 31, 2018	$—	$—
Contract asset additions	1,057	—
Customer prepayments	—	3,754
Revenue recognized	—	(355)
December 31, 2019	$1,057	$3,399
Contract asset additions	1,097	—
Amounts transferred to receivables	(126)	—
Customer prepayments	—	874
Revenue recognized	—	(462)
December 31, 2020	$2,028	$3,811
A reconciliation of the beginning and ending balances of contract assets and contract liabilities is shown in the table below (in thousands):

(in thousands)	Contract Assets	Contract Liabilities
December 31, 2020	$2,028	$3,811
Contract asset additions	256	—
Customer prepayments	—	1,723
Revenue recognized	(100)	(540)
March 31, 2021	$2,184	$4,994